Beau Yanoshik

+1.202.373.6133

beau.yanoshik@morganlewis.com

August 10, 2021

VIA EDGAR

Filing Room

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	SSGA Active Trust: Post-Effective Amendment No. 175 to the Registration Statement Filed on Form N-1A Under the Securities Act of 1933 (File Nos. 333-173276 and 811- 22542)

Ladies and Gentlemen:

On behalf of our client, SSGA Active Trust (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 175 to the Trust’s Registration Statement on Form N-1A. The filing is being made pursuant to Rule 485(a)(2) under the Securities Act to register a newly created series of the Trust, the SPDR® Nuveen Municipal Bond ESG ETF.

Please contact me at (202) 373-6133 with your questions or comments.

Sincerely,

/s/ Beau Yanoshik
Beau Yanoshik

DB3/ 203976963.1

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW
Washington, DC 20004	+1.202.739.3000
United States	+1.202.739.3001